Acquisitions and Dispositions (Details 2) (El Paso, Texas Acquisitions, USD $)	0 Months Ended
Aug. 30, 2013
Acquisitions
Acquisition price	$ 40,000,000
Initial acquisition accounting
Land	3,800,000
Building and improvements	28,100,000
Intangible assets	8,100,000
Total	$ 40,000,000
In-place leases
Acquisitions
Average remaining lease term	12 years
Medical office building
Acquisitions
Area of property (in square feet)	40,000
Portion of facility leased (as a percent)	100.00%
Number of tenants	1
Leased facility, annual rent escalations (as a percent)	3.00%
Post-acute care specialty hospital
Acquisitions
Area of property (in square feet)	77,000
Number of beds	40
Portion of facility leased (as a percent)	100.00%
Number of tenants	1
Leased facility, annual rent escalations (as a percent)	3.00%